Operating Segment Data - Summary of Net Sales of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										$ 727,978	$ 636,675	$ 680,639
Total consolidated revenues	$ 199,531	$ 184,830		$ 180,757	$ 162,860	$ 178,049	$ 123,659	$ 178,850	$ 156,117	552,592	568,235	680,639
Operating Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										727,978	636,675	680,639
Operating Segments | Ergobaby
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										86,506	82,255	67,340
Operating Segments | FOX
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										0	149,995	272,746
Operating Segments | Liberty
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										101,146	90,149	126,541
Operating Segments | Manitoba Harvest
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										17,423
Operating Segments | ACI
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										87,532	85,918	87,406
Operating Segments | Arnold Magnetics
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										119,994	123,205	126,606
Operating Segments | Clean Earth Holdings
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										175,386	68,440	0
Operating Segments | Sterno Candle Lamp
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										139,991	36,713	0
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue										$ 0	$ 0	$ 0

[1]	During the three months ended September 30, 2015, the Company sold